Net Profit Per Share - Summary of Net Profit Available to Ordinary Shareholders by the Weighted Average Number of Ordinary Shares Outstanding (Details)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net profit attributable to ordinary shareholders for computing basic net profit per ordinary shares	¥ 568,936	$ 81,356	¥ 367,510	¥ 167,221
Net profit attributable to ordinary shareholders for computing diluted net profit per ordinary shares | ¥	¥ 568,936		¥ 367,510	¥ 167,221
Denominator:
Weighted average ordinary shares outstanding used in computing basic net profit per ordinary shares (in shares)	3,615,328,154	3,615,328,154	3,650,504,339	3,769,679,736
Effect of potentially diluted share options (in shares)	48,326,766	48,326,766	40,492,143	74,855,096
Effect of potentially diluted restricted share units (in shares)	49,863,156	49,863,156	28,780,473	36,326,664
Weighted average ordinary shares outstanding used in computing diluted net profit per ordinary shares (in shares)	3,713,518,076	3,713,518,076	3,719,776,955	3,880,861,496
Net profit per ordinary share attributable to ordinary shareholders basic (in CNY per share) | (per share)	¥ 0.16	$ 0.02	¥ 0.1	¥ 0.04
Net profit per ordinary share attributable to ordinary shareholders diluted (in CNY per share) | (per share)	¥ 0.15	$ 0.02	¥ 0.1	¥ 0.04